Acquisition of Alpha Mind (Details)	Dec. 28, 2023 CNY (¥)	Dec. 28, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 28, 2023 USD ($)
Acquisition of Alpha Mind [Line Items]
Acquisition percentage	100.00%	100.00%
Total consideration	¥ 1,299,654	$ 180,000
Interest rate percentage	3.00%		3.00%	3.00%	3.00%
MMTEC, Inc [Member]
Acquisition of Alpha Mind [Line Items]
Cash equivalent	¥ 1,104,706		¥ 1,104,706	$ 153,000	$ 153,000
Burgeon Capital, Inc [Member]
Acquisition of Alpha Mind [Line Items]
Cash equivalent	¥ 194,948		¥ 194,948	$ 27,000	$ 27,000